Investment at Amortized Cost - Schedule of Investment at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment at Amortized Cost [Abstract]
Short-term investments at amortized cost		$ 7,000
Long-term investments at amortized cost		24,849
Total		$ 31,849